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May 2, 2007

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Subj:	Security Income Fund - Rule 497(j) Filing Post-Effective Amendment No. 86 File Nos. 811-02120 and 002-38414

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Security Income Fund do not differ from that contained in Post-Effective Amendment No. 86 to Security Income Fund's registration statement. This Post-Effective Amendment was filed electronically on April 27, 2007.

If you have any questions concerning this filing, please contact me at (785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Income Fund

One Security Benefit Place * Topeka, Kansas 66636-0001